Accounts receivable, net - Summary of Accounts Receivable Net (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance of doubtful accounts	¥ (469)		¥ (256)
Total	49,231	$ 7,766	45,732
Product Sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	42,070		37,429
Online Marketing And Information Services And Other Revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 7,630		¥ 8,559